Capital Management - Summary of Movements in Retained Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Retained Earnings [Line Items]
Retained earnings, Beginning balance	$ 109,867	$ 31,749	$ 18,460
Comprehensive income for the period	108,717	77,955	28,224
Transaction between shareholders			163
Distribution of retained earnings			(15,000)
Retained earnings, Ending balance	219,993	109,867	31,749
Retained Earnings
Disclosure Of Retained Earnings [Line Items]
Comprehensive income for the period	$ 110,126	$ 78,118	28,126
Transaction between shareholders			163
Distribution of retained earnings			$ (15,000)